Long-Term Debt - Additional Information - Term Loans (Detail) $ in Thousands, € in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) term_loan vessel subsidiary	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 EUR (€) vessel	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Long-term debt	$ 3,348,512		$ 3,348,512		$ 6,639,546
Unrealized foreign exchange loss	2,642	$ (6,116)	$ 22,888	$ 19,555
Teekay LNG | Euro-denominated Term Loans due through 2023
Debt Instrument [Line Items]
Number of debt instruments | term_loan			2
Long-term debt	$ 233,800		$ 233,800		$ 219,700	€ 197.9	€ 208.9
Reference rate on variable rate of the debt instrument			EURIBOR
Number of vessels | vessel	2		2			2
Number of subsidiaries | subsidiary			1
Teekay LNG | Euro-denominated Term Loans due through 2023 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate			2.25%		2.25%
Teekay LNG | Euro-denominated Term Loans due through 2023 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate			0.60%		0.60%